UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

J.P. Morgan Investment Management Inc.

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

Registrant’s telephone number, including area code: 1-844-457-6383

Date of fiscal year end: June 30

Date of reporting period: July 1, 2021 through December 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Reports. Not Applicable. Notices do not incorporate disclosures from the shareholder report.

Semi-Annual Report

J.P. Morgan Exchange-Traded Funds

December 31, 2021 (Unaudited)

	Ticker	Listing Exchange
JPMorgan ActiveBuilders U.S. Large Cap Equity ETF	JUSA	NYSE Arca
JPMorgan Active Value ETF	JAVA	NYSE Arca
JPMorgan Equity Premium Income ETF	JEPI	NYSE Arca

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

PRESIDENT’S LETTER

FEBRUARY 8, 2022 (Unaudited)

Dear Shareholder,

U.S. equity markets largely outperformed other financial markets during the second half of 2021 on the back of continued monetary and fiscal policy support, record corporate earnings and a boom in U.S. consumer wealth. While a resurgence in the pandemic late last year contributed to increased volatility in financial markets, we believe the overall impact on the U.S. economy appeared to be muted.

“While the path of the pandemic, inflationary pressure and central bank policies are likely to significantly impact financial market performance in the months ahead, the U.S. economy is forecast to continue expanding through 2022, which we believe should support both corporate earnings and consumer spending.”

– Brian S. Shlissel

During the second half of 2021, J.P. Morgan Exchange-Traded Funds expanded its suite of investment solutions with the launch of its Active Value ETF (JAVA) and ActiveBuilders U.S. Large Cap Equity ETF (JUSA). JAVA invests in companies whose securities are, in the portfolio managers’ opinion, undervalued when purchased, but which have the potential to increase the intrinsic per-share value and employs a bottom-up approach to security selection, focusing on company fundamentals, quantitative screening and proprietary fundamental analysis. Meanwhile, JUSA serves as a key component of our ActiveBuilders ETFs suite, which engages the expertise of the J.P. Morgan Global Equities platform’s qualitative and quantitative insights while seeking to improve investor returns and better manage risk. Both JAVA and JUSA incorporate environmental, social and governance factors within a transparent ETF structure. By the end of 2021, the complete suite of JPMorgan ETFs included 39 funds with combined assets of $70.05 billion.1

As we look forward, certain of the issues that had focused investors’ attention toward the end of last year remain. While the path of the pandemic, inflationary pressure and central bank policies are likely to significantly impact financial market performance in the months ahead, the U.S. economy is forecast to continue expanding through 2022, which we believe should support both corporate earnings and consumer spending. Against this backdrop, we seek to continue to provide investors with an array of diversified innovative investment solutions that can provide the tools for building durable portfolios and meeting their financial goals.

Sincerely,

Brian S. Shlissel

President, J.P. Morgan Funds

J.P. Morgan Asset Management

1-844-4JPM-ETF or jpmorgan.com/etfs for more information

[1]	J.P. Morgan Asset Management, December 31, 2021.

DECEMBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	1

MARKET OVERVIEW

Six Months Ended December 31, 2021

Overall, U.S. equity markets generated positive returns in the second half of 2021, bolstered by continued monetary and fiscal support as well as strong consumer spending and record high corporate profits. Despite historically high equity valuations in the U.S., the S&P 500 Index posted at least one new record closing high each month during the period. U.S. fixed income markets largely underperformed U.S. equity markets amid historically low interest rates on U.S. Treasury securities and accelerating inflation.

Notably, the emergence of the omicron variant of COVID-19 in the final months of 2021 led to higher volatility in financial markets and briefly pulled oil prices lower.

The first months of the period saw strong upward momentum in U.S. equity prices after second quarter 2021 results showed record high earnings and revenue from U.S. companies. However, equity markets ended the month of September lower amid investor concerns about global supply chain disruptions, inflationary pressure and the ongoing pandemic.

In October, equity markets resumed their broad upward trajectory only to stall again in November and then ended December with higher returns. The global resurgence in pandemic infections in late 2021 raised investor concerns about the reimposition of social restrictions and their potential impact on specific industries and companies. However, the U.S. economic backdrop remained positive overall, with a strong labor market, surging corporate profits and a boom in U.S. consumer wealth.

Within U.S. equity, large cap stocks generally outperformed mid cap stocks and small cap stock prices largely declined over the second half of 2021.

2	J.P. MORGAN EXCHANGE-TRADED FUNDS	DECEMBER 31, 2021

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF

FUND COMMENTARY

FOR THE PERIOD JULY 7, 2021 (INCEPTION DATE) THROUGH DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
Net Asset Value*	9.63%
Market Price**	9.71%
S&P 500 Index	10.09%

Net Assets as of 12/31/2021	$29,387,547
Fund Ticker	JUSA

INVESTMENT OBJECTIVE***

The JPMorgan ActiveBuilders U.S. Large Cap Equity ETF (the “Fund”) seeks to provide long-term capital appreciation.

INVESTMENT APPROACH

The Fund invests primarily in equity securities of large, well-established companies located in the U.S. The Fund allocates to a variety of securities selected from across the adviser’s actively managed U.S. equity strategies and seeks to outperform the S&P 500 Index (the “Index”) over time while maintaining similar risk characteristics, including sector risks.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the period from inception on July 7, 2021 to December 31, 2021, the Fund underperformed the Index. The Fund’s security selection in the semiconductors & semiconductor equipment sector and the technology hardware & equipment sector were leading detractors from performance relative to the Index, while the Fund’s security selection in the capital goods and software & services sectors was a leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Analog Devices Inc. and Biogen Inc., and its underweight position in Pfizer Inc.

Shares of Analog Devices, a semiconductor manufacturer, fell amid investor concerns about the company’s ability to meet surging demand. Shares of Biogen, a pharmaceuticals developer, fell amid investor concerns about the company’s treatment for Alzheimer’s disease. Shares of Pfizer, a pharmaceutical manufacturer, rose amid a resurgence in the pandemic in late 2021 and the U.S. Food and Drug Administration’s approval for the company’s COVID-19 pill.

Leading individual contributors to relative performance included the Fund’s overweight positions in Lowes Cos. and Eaton Corp., and its underweight position in Intel Corp. Shares of Lowe’s, a home improvement retail chain, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021, issued a better-than-expected forecast for fiscal 2022 and announced a $13 billion share repurchase plan. Shares of Eaton, a provider of industrial power systems, rose after the company reported better-than-expected earnings for the third quarter of 2021. Shares of Intel, a semiconductor manufacturer, fell after the company issued a weaker-than-expected earnings forecast with its third quarter 2021 results.

HOW WAS THE FUND POSITIONED?

During the period, the Fund’s largest overweight allocations relative to the Index were to the diversified financials and banks sectors and its largest underweight allocations were to the technology hardware & equipment and software & services sectors.

DECEMBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	3

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF

FUND COMMENTARY

FOR THE PERIOD JULY 7, 2021 (INCEPTION DATE) THROUGH DECEMBER 31, 2021 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Microsoft Corp.	6.7%
2.	Apple, Inc.	5.3
3.	Amazon.com, Inc.	3.5
4.	Alphabet, Inc., Class A	2.8
5.	Alphabet, Inc., Class C	2.3
6.	Tesla, Inc.	1.9
7.	Wells Fargo & Co.	1.6
8.	AbbVie, Inc.	1.5
9.	Lowe’s Cos., Inc.	1.5
10.	Eaton Corp. plc	1.4

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Information Technology	24.5%
Consumer Discretionary	14.8
Financials	14.7
Health Care	13.4
Industrials	10.2
Communication Services	8.7
Consumer Staples	3.3
Materials	2.9
Utilities	2.8
Real Estate	2.3
Energy	2.2
Short-Term Investments	0.2

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $53.43 as of December 31, 2021.
**	Market price return was calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of December 31, 2021, the closing price was $53.47.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

4	J.P. MORGAN EXCHANGE-TRADED FUNDS	DECEMBER 31, 2021

TOTAL RETURNS AS OF DECEMBER 31, 2021 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
Net Asset Value	July 7, 2021	9.63%
Market Price		9.71%

LIFE OF FUND PERFORMANCE (07/07/21 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on July 7, 2021.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan ActiveBuilders U.S. Large Cap Equity ETF and the S&P 500 Index from July 7, 2021 to December 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P 500 Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the Index, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.

Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

DECEMBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	5

JPMorgan Active Value ETF

FUND COMMENTARY

FOR THE PERIOD OCTOBER 4, 2021 (INCEPTION DATE) THROUGH DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Active Value ETF
Net Asset Value*	6.22%
Market Price**	6.28%
Russell 1000 Value Index	6.94%

Net Assets as of 12/31/2021	$27,466,348
Fund Ticker	JAVA

INVESTMENT OBJECTIVE***

The JPMorgan Active Value ETF (the “Fund”) seeks to provide long-term capital appreciation.

INVESTMENT APPROACH

The Fund invests primarily in large- and mid-cap equity securities that are attractively valued based on their growth potential over the long-term. The Fund employs a bottom-up approach to stock selection, focusing on company fundamentals, quantitative screening and proprietary fundamental analysis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the period from inception on October 4, 2021 to December 31, 2021, the Fund underperformed the Russell 1000 Value Index (the “Index”).

The Fund’s security selection in the financials sector and its underweight position and security selection in the real estate sector were leading detractors from performance relative to the Benchmark, while the Fund’s security selection in the materials sector and underweight position in the communication services sector were leading contributors to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight position in Royal Caribbean Cruises Ltd. and Zimmer Biomet Holdings Inc. and its underweight position in Pfizer Inc. Shares of Royal Caribbean Cruises, a cruise ship operator, fell amid investor concerns that the emergence of the omicron variant of COVID-19 would hurt the travel and hospitality sectors. Shares of Zimmer Biomet Holdings, a medical device manufacturer, fell amid investor expectations that the resurgence of the pandemic in late 2021 may reduce demand for elective surgeries. Shares of Pfizer, a pharmaceutical and vaccines manufacturer, rose amid a resurgence in the pandemic in late 2021 and the U.S. Food and Drug Administration’s approval for the company’s COVID-19 pill.

Leading individual contributors to relative performance included the Fund’s out-of-Benchmark position in Seagate Technology Holdings PLC, its underweight position in JPMorgan Chase & Co. and its overweight position in Centene Corp. Shares of Seagate Technology Holdings, a data storage products manufacturer, rose after the company reported better-than-expected earnings and revenue for its fiscal second quarter. Shares of JPMorgan Chase, a banking and financial services company that the Fund is prohibited from owning because of JPMorgan Chase’s affiliation with the Fund adviser, fell after the company reported rising consumer debt delinquencies. Shares of Centene, a health insurance provider, rose after the company issued a better-than-expected forecast for earnings and revenue for fiscal year 2022.

HOW WAS THE FUND POSITIONED?

During the period, the Fund’s portfolio managers employed a bottom-up approach to stock selection, based on company fundamentals, quantitative screening and proprietary fundamental analysis. As a result of this process, the Fund’s largest sector allocations were to the financials and health care sectors and its smallest allocations were to the real estate and utilities sector.

6	J.P. MORGAN EXCHANGE-TRADED FUNDS	DECEMBER 31, 2021

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Wells Fargo & Co.	3.1%
2.	Bank of America Corp.	3.0
3.	Chevron Corp.	2.2
4.	Bristol-Myers Squibb Co.	2.1
5.	Centene Corp.	1.8
6.	Royal Caribbean Cruises Ltd.	1.7
7.	Truist Financial Corp.	1.7
8.	US Foods Holding Corp.	1.7
9.	Parker-Hannifin Corp.	1.6
10.	Raytheon Technologies Corp.	1.5

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Financials	23.9%
Health Care	17.3
Industrials	12.1
Consumer Discretionary	10.1
Consumer Staples	7.1
Energy	6.9
Materials	6.5
Information Technology	5.6
Communication Services	4.0
Utilities	2.9
Real Estate	2.0
Short-Term Investments	1.6

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $52.32 as of December 31, 2021.
**	Market price return was calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of December 31, 2021, the closing price was $52.35.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

DECEMBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	7

JPMorgan Active Value ETF

FUND COMMENTARY

FOR THE PERIOD OCTOBER 4, 2021 (INCEPTION DATE) THROUGH DECEMBER 31, 2021 (Unaudited) (continued)

TOTAL RETURNS AS OF DECEMBER 31, 2021 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
Net Asset Value	October 4, 2021	6.22%
Market Price		6.28%

LIFE OF FUND PERFORMANCE (10/04/21 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on October 4, 2021.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Active Value ETF and the Russell 1000 Value Index from October 4, 2021 to December 31, 2021.

The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The Russell 1000 Value Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 companies with lower price to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN EXCHANGE-TRADED FUNDS	DECEMBER 31, 2021

JPMorgan Equity Premium Income ETF

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Equity Premium Income ETF
Net Asset Value*	8.82%
Market Price**	8.74%
S&P 500 Index	11.67%
ICE BofAML 3-Month US Treasury Bill Index	0.02%

Net Assets as of 12/31/2021	$5,879,914,577
Fund Ticker	JEPI

INVESTMENT OBJECTIVE***

The JPMorgan Equity Premium Income ETF (the “Fund”) seeks current income while maintaining prospects for capital appreciation.

INVESTMENT APPROACH

The Fund generates income by investing in a combination of options-based equity-linked notes and U.S. large cap stocks, seeking to deliver a monthly distributions at a relatively stable level. The Fund uses a proprietary research process designed to identify over- and undervalued stocks with attractive risk/return characteristics.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund underperformed the S&P 500 Index (the “Benchmark”) and outperformed the ICE BofAML 3-Month US Treasury Bill Index for the six months ended December 31, 2021.

The Fund’s use of options-based equity-linked notes allowed the Fund to generally perform as designed, delivering returns with less volatility than the Benchmark during the reporting period. The Fund captured 75% of the Benchmark’s total return with about 66% of the Benchmark’s volatility during the reporting period, resulting in income of $X.XX per share.

The Fund’s underweight position in the information technology sector and its security selection in the consumer discretionary sector were leading detractors from performance relative to the Benchmark, while the Fund’s security selection in the industrials and financials sectors was a leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s underweight positions in Tesla Inc., Apple Inc. and Nvidia Inc. Shares of Tesla, a producer of electric vehicles and battery systems that was not held in the Fund, rose after the company reported better-than-expected production and deliveries during the period. Shares of Apple, a provider of computers, mobile devices and related services, rose amid consecutive quarter of record earnings and strong demand for mobile devices. Shares of Nvidia, a semiconductor maker not held in the Fund, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021 amid growth in sales to the data center and gaming industries.

Leading individual contributors to relative performance included the Fund’s overweight position in Old Dominion Freight Line Inc. and its underweight positions in PayPal Holdings Inc. and Amazon.com Inc. Shares of Old Dominion Freight Inc., a trucking and transport provider, rose after the company reported better-than-expected earnings and revenue for the third quarter amid a surge in demand for its services. Shares of PayPal Holdings, a digital payments platform provider not held in the Fund, fell after the company issued a lower-than-expected earnings forecast for the third quarter of 2021 and amid general weakness in financial technology stocks. Shares of Amazon.com, an online retailer and services provider not held in the Fund, fell after the company reported lower-than-expected earnings and revenue for the third quarter of 2021 and issued a lower-than-expected forecast for the fourth quarter of 2021.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s portfolio managers maintained a defensive equity portfolio, investing primarily in common stocks of large cap U.S. companies, with reduced volatility compared with the Benchmark, while using index options-based equity-linked notes in a consistent and disciplined manner. The combination of the diversified portfolio of equity securities and income from index options-based equity-linked notes provided the Fund with a portion of the returns associated with equity market investments, less risk compared with the equity market, and a stream of distributable monthly income.

DECEMBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	9

JPMorgan Equity Premium Income ETF

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	UBS AG, ELN, 40.24%, 2/7/2022, (linked to S&P 500 Index) (Switzerland)	2.1%
2.	Barclays Bank plc, ELN, 48.30%, 1/14/2022, (linked to S&P 500 Index) (United Kingdom)	1.8
3.	Bank of Montreal, ELN, 47.00%, 1/18/2022, (linked to S&P 500 Index) (Canada)	1.7
4.	Credit Suisse AG, ELN, 42.00%, 2/4/2022, (linked to S&P 500 Index) (Switzerland)	1.7
5.	Accenture plc, Class A	1.7
6.	Old Dominion Freight Line, Inc.	1.6
7.	Microsoft Corp.	1.6
8.	DTE Energy Co.	1.6
9.	Royal Bank of Canada, ELN, 55.31%, 1/7/2022, (linked to S&P 500 Index) (Canada)	1.6
10.	Eli Lilly & Co.	1.6

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Health Care	12.1%
Information Technology	12.0
Industrials	11.8
Consumer Staples	10.9
Financials	8.8
Consumer Discretionary	7.6
Utilities	7.3
Communication Services	6.0
Materials	3.4
Real Estate	3.1
Energy	0.7
Other****	16.2
Short-Term Investments	0.1

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $63.16 as of December 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of December 31, 2021, the closing price was $63.19.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Equity-Linked Notes that are linked to the S&P 500 Index.

ELN	Equity-Linked Note

10	J.P. MORGAN EXCHANGE-TRADED FUNDS	DECEMBER 31, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
Net Asset Value	May 20, 2020	8.82%	21.61%	25.23%
Market Price		8.74%	21.50%	25.25%

*	Not annualized.

LIFE OF FUND PERFORMANCE (5/20/20 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on May 20, 2020.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Equity Premium Income ETF, the S&P 500 Index and the ICE BofAML 3-Month US Treasury Bill Index from May 20, 2020 to December 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P 500 Index and the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofAML

3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofAML 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.

Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

DECEMBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	11

JPMorgan ActiveBuilders U. S. Large Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.7%
Aerospace & Defense — 1.7%
General Dynamics Corp.	468	97,564
Northrop Grumman Corp.	641	248,112
Raytheon Technologies Corp.	1,682	144,753

		490,429

Air Freight & Logistics — 0.6%
FedEx Corp.	119	30,778
United Parcel Service, Inc., Class B	633	135,677

		166,455

Airlines — 0.2%
Southwest Airlines Co. *	1,670	71,543

Auto Components — 0.1%
Aptiv plc *	55	9,072
Magna International, Inc. (Canada)	194	15,703

		24,775

Automobiles — 2.2%
General Motors Co. *	347	20,345
Rivian Automotive, Inc., Class A *	460	47,697
Tesla, Inc. *	535	565,377

		633,419

Banks — 5.9%
Bank of America Corp.	4,428	197,002
Citigroup, Inc.	2,836	171,266
Citizens Financial Group, Inc.	651	30,760
Fifth Third Bancorp	612	26,653
M&T Bank Corp.	259	39,777
PNC Financial Services Group, Inc. (The)	467	93,643
Regions Financial Corp.	1,178	25,680
SVBFinancial Group *	130	88,171
Truist Financial Corp.	5,638	330,105
US Bancorp	4,706	264,336
Wells Fargo & Co.	9,703	465,550

		1,732,943

Beverages — 1.1%
Coca-Cola Co. (The)	3,312	196,103
Constellation Brands, Inc., Class A	127	31,873
Monster Beverage Corp. *	573	55,031
PepsiCo, Inc.	218	37,869

		320,876

Biotechnology — 3.2%
AbbVie, Inc.	3,255	440,727
Amgen, Inc.	151	33,970
Biogen, Inc. *	451	108,204
Exact Sciences Corp. *	93	7,238
Moderna, Inc. *	70	17,779
Regeneron Pharmaceuticals, Inc. *	350	221,032
Seagen, Inc. *	278	42,979
Vertex Pharmaceuticals, Inc. *	344	75,542

		947,471

INVESTMENTS	SHARES	VALUE ($)

Building Products — 1.0%
Johnson Controls International plc	442	35,939
Masco Corp.	285	20,013
Trane Technologies plc	1,164	235,163

		291,115

Capital Markets — 5.4%
Ameriprise Financial, Inc.	393	118,552
BlackRock, Inc.	179	163,885
Blackstone, Inc.	999	129,261
Charles Schwab Corp. (The)	2,101	176,694
Goldman Sachs Group, Inc. (The)	328	125,476
Intercontinental Exchange, Inc.	204	27,901
Morgan Stanley	3,650	358,284
MSCI, Inc.	37	22,670
S&P Global, Inc.	628	296,372
State Street Corp.	555	51,615
T. Rowe Price Group, Inc.	668	131,356

		1,602,066

Chemicals — 2.3%
Air Products and Chemicals, Inc.	335	101,927
Axalta Coating Systems Ltd. *	3,167	104,891
Celanese Corp.	77	12,941
DuPont de Nemours, Inc.	605	48,872
Eastman Chemical Co.	756	91,408
Linde plc (United Kingdom)	82	28,407
PPG Industries, Inc.	1,283	221,241
Sherwin-Williams Co. (The)	177	62,332

		672,019

Commercial Services & Supplies — 0.2%
Cintas Corp.	23	10,193
Republic Services, Inc.	335	46,716

		56,909

Communications Equipment — 0.1%
Cisco Systems, Inc.	295	18,694

Construction Materials — 0.2%
Vulcan Materials Co.	335	69,539

Consumer Finance — 0.7%
American Express Co.	440	71,984
Capital One Financial Corp.	973	141,173

		213,157

Containers & Packaging — 0.2%
Avery Dennison Corp.	73	15,810
Ball Corp.	212	20,409
Westrock Co.	235	10,424

		46,643

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B *	874	261,326

Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.	537	27,903

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN EXCHANGE-TRADED FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electric Utilities — 2.2%
Edison International	256	17,472
Entergy Corp.	380	42,807
Evergy, Inc.	314	21,544
FirstEnergy Corp.	785	32,648
NextEra Energy, Inc.	4,265	398,180
Xcel Energy, Inc.	2,098	142,035

		654,686

Electrical Equipment — 1.7%
Eaton Corp. plc	2,455	424,273
Rockwell Automation, Inc.	213	74,305

		498,578

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	617	53,963

Entertainment — 0.7%
Netflix, Inc. *	251	151,213
Walt Disney Co. (The)*	379	58,703

		209,916

Equity Real Estate Investment Trusts (REITs) — 2.2%
AvalonBay Communities, Inc.	109	27,532
Camden Property Trust	157	28,053
Equinix, Inc.	33	27,913
Equity LifeStyle Properties, Inc.	208	18,233
Host Hotels & Resorts, Inc. *	2,700	46,953
Kimco Realty Corp.	593	14,617
Prologis, Inc.	2,315	389,753
SBA Communications Corp.	43	16,728
Sun Communities, Inc.	113	23,727
Ventas, Inc.	1,024	52,347
Vornado Realty Trust	382	15,991

		661,847

Food & Staples Retailing — 0.2%
Walmart, Inc.	415	60,046

Food Products — 0.3%
Mondelez International, Inc., Class A	1,560	103,444

Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	446	62,770
ABIOMED, Inc. *	42	15,085
Align Technology, Inc. *	124	81,491
Baxter International, Inc.	111	9,528
Becton Dickinson and Co.	370	93,048
Boston Scientific Corp. *	4,113	174,720
Dexcom, Inc. *	94	50,473
Intuitive Surgical, Inc. *	463	166,356
Medtronic plc	1,489	154,037
Zimmer Biomet Holdings, Inc.	624	79,273

		886,781

Health Care Providers & Services — 3.0%
Anthem, Inc.	242	112,177
Centene Corp. *	1,985	163,564
Cigna Corp.	359	82,437
HCA Healthcare, Inc.	352	90,436

INVESTMENTS	SHARES	VALUE ($)

Health Care Providers & Services — continued
Humana, Inc.	152	70,507
McKesson Corp.	325	80,785
UnitedHealth Group, Inc.	590	296,262

		896,168

Hotels, Restaurants & Leisure — 2.8%
Booking Holdings, Inc. *	57	136,756
Chipotle Mexican Grill, Inc. *	49	85,664
Hilton Worldwide Holdings, Inc. *	168	26,206
Marriott International, Inc., Class A *	1,159	191,513
McDonald’s Corp.	1,121	300,507
Yum! Brands, Inc.	631	87,621

		828,267

Household Durables — 0.3%
Lennar Corp., Class A	366	42,515
Newell Brands, Inc.	1,177	25,706
Toll Brothers, Inc.	178	12,885

		81,106

Household Products — 0.8%
Kimberly-Clark Corp.	199	28,441
Procter & Gamble Co. (The)	1,184	193,679

		222,120

Industrial Conglomerates — 0.1%
Honeywell International, Inc.	120	25,021

Insurance — 1.7%
Chubb Ltd.	578	111,733
Hartford Financial Services Group, Inc. (The)	1,463	101,005
Loews Corp.	493	28,476
Marsh & McLennan Cos., Inc.	188	32,678
MetLife, Inc.	797	49,805
Progressive Corp. (The)	1,182	121,332
Prudential Financial, Inc.	452	48,924
Travelers Cos., Inc. (The)	55	8,604

		502,557

Interactive Media & Services — 6.8%
Alphabet, Inc., Class A *	285	825,656
Alphabet, Inc., Class C *	231	668,419
Match Group, Inc. *	215	28,434
Meta Platforms, Inc., Class A *	1,117	375,703
Snap, Inc., Class A *	1,765	83,008
ZoomInfo Technologies, Inc., Class A *	210	13,482

		1,994,702

Internet & Direct Marketing Retail — 3.7%
Amazon.com, Inc. *	312	1,040,314
Etsy, Inc. *	176	38,533

		1,078,847

IT Services — 3.3%
Accenture plc, Class A	297	123,121
Affirm Holdings, Inc. *	224	22,525
Block, Inc., Class A *	156	25,195

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	13

JPMorgan ActiveBuilders U. S. Large Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
IT Services — continued
Fidelity National Information Services, Inc.	318	34,710
FleetCor Technologies, Inc. *	277	62,004
International Business Machines Corp.	304	40,633
Mastercard, Inc., Class A	1,173	421,482
MongoDB, Inc. *	39	20,645
PayPal Holdings, Inc. *	205	38,659
Shopify, Inc., Class A (Canada) *	54	74,379
Visa, Inc., Class A	455	98,603

		961,956

Life Sciences Tools & Services — 0.6%
Danaher Corp.	85	27,966
Illumina, Inc. *	31	11,793
Thermo Fisher Scientific, Inc.	187	124,774

		164,533

Machinery — 2.8%
Deere & Co.	1,006	344,947
Dover Corp.	636	115,498
Ingersoll Rand, Inc.	244	15,096
Otis Worldwide Corp.	541	47,105
Parker-Hannifin Corp.	457	145,381
Stanley Black & Decker, Inc.	815	153,725

		821,752

Media — 0.8%
Charter Communications, Inc., Class A *	51	33,251
Comcast Corp., Class A	3,777	190,096

		223,347

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	1,827	76,241

Multiline Retail — 0.4%
Dollar General Corp.	301	70,985
Dollar Tree, Inc. *	74	10,398
Target Corp.	177	40,965

		122,348

Multi-Utilities — 0.5%
CenterPoint Energy, Inc.	1,264	35,278
CMS Energy Corp.	1,152	74,938
DTE Energy Co.	149	17,812
Public Service Enterprise Group, Inc.	347	23,155

		151,183

Oil, Gas & Consumable Fuels — 2.2%
Cheniere Energy, Inc.	105	10,649
Chevron Corp.	1,302	152,790
ConocoPhillips	3,091	223,108
Diamondback Energy, Inc.	324	34,944
EOG Resources, Inc.	1,276	113,347
Pioneer Natural Resources Co.	357	64,931
Valero Energy Corp.	358	26,889
Williams Cos., Inc. (The)	522	13,593

		640,251

INVESTMENTS	SHARES	VALUE ($)

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	261	96,622

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	5,983	373,040
Eli Lilly & Co.	1,259	347,761
Johnson & Johnson	1,167	199,639
Merck & Co., Inc.	775	59,396
Pfizer, Inc.	1,203	71,037

		1,050,873

Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	123	10,429
Equifax, Inc.	124	36,306
Leidos Holdings, Inc.	1,032	91,745
Verisk Analytics, Inc.	167	38,198

		176,678

Road & Rail — 1.3%
CSX Corp.	2,106	79,185
Lyft, Inc., Class A *	234	9,999
Norfolk Southern Corp.	918	273,298
Union Pacific Corp.	131	33,003

		395,485

Semiconductors & Semiconductor Equipment — 7.0%
Advanced Micro Devices, Inc. *	2,714	390,545
Analog Devices, Inc.	2,211	388,627
Applied Materials, Inc.	415	65,304
ASML Holding NV (Registered), NYRS (Netherlands)	97	77,226
Enphase Energy, Inc. *	53	9,696
Intel Corp.	193	9,940
Lam Research Corp.	215	154,617
Microchip Technology, Inc.	201	17,499
Micron Technology, Inc.	94	8,756
NVIDIA Corp.	948	278,816
NXP Semiconductors NV (China)	1,748	398,159
QUALCOMM, Inc.	99	18,104
Texas Instruments, Inc.	1,342	252,927

		2,070,216

Software — 8.5%
Ceridian HCM Holding, Inc. *	433	45,231
Fortinet, Inc. *	29	10,422
HubSpot, Inc. *	38	25,048
Intuit, Inc.	308	198,112
Microsoft Corp.	5,868	1,973,526
Oracle Corp.	1,189	103,693
salesforce.com, Inc. *	129	32,783
Synopsys, Inc. *	167	61,539
Workday, Inc., Class A *	140	38,245

		2,488,599

Specialty Retail — 4.2%
AutoZone, Inc. *	83	174,000
Best Buy Co., Inc.	324	32,919
Carvana Co. *	139	32,219

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN EXCHANGE-TRADED FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Specialty Retail — continued
Gap, Inc. (The)	1,462	25,804
Home Depot, Inc. (The)	399	165,589
Lowe’s Cos., Inc.	1,650	426,492
O’Reilly Automotive, Inc. *	249	175,851
Ross Stores, Inc.	852	97,367
TJX Cos., Inc. (The)	1,538	116,765

		1,247,006

Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	8,807	1,563,859
Seagate Technology Holdings plc	408	46,096

		1,609,955

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	1,627	271,172
Tapestry, Inc.	1,193	48,436

		319,608

Tobacco — 0.6%
Altria Group, Inc.	810	38,386
Philip Morris International, Inc.	1,421	134,995

		173,381

Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. *	832	96,495

Total Common Stocks (Cost $26,802,793)		29,291,860

INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — 0.2%

Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b) (Cost $64,327)	64,327	64,327

Total Investments — 99.9% (Cost $26,867,120)		29,356,187
Other Assets Less Liabilities — 0.1%		31,360

NET ASSETS — 100.0%		29,387,547

Percentages indicated are based on net assets.

Abbreviations

NYRS	New York Registry Shares
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of December 31, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

Micro E-Mini S&P 500 Index	2	03/2022	USD	47,598	579

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	15

JPMorgan Active Value ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 98.4%
Aerospace & Defense — 3.5%
Boeing Co. (The) *	959	193,066
General Dynamics Corp.	899	187,414
Northrop Grumman Corp.	416	161,021
Raytheon Technologies Corp.	4,929	424,190

		965,691

Air Freight & Logistics — 1.2%
FedEx Corp.	807	208,722
United Parcel Service, Inc., Class B	614	131,605

		340,327

Airlines — 0.9%
Delta Air Lines, Inc. *	1,875	73,275
Southwest Airlines Co. *	4,032	172,731

		246,006

Auto Components — 0.4%
Lear Corp.	566	103,550

Automobiles — 1.1%
General Motors Co. *	5,009	293,678

Banks — 11.7%
Bank of America Corp.	18,396	818,438
Citigroup, Inc.	6,108	368,862
Citizens Financial Group, Inc.	1,285	60,716
M&T Bank Corp.	506	77,712
People’s United Financial, Inc.	14,899	265,500
PNC Financial Services Group, Inc. (The)	918	184,077
Truist Financial Corp.	8,125	475,719
US Bancorp	1,685	94,647
Wells Fargo & Co.	17,890	858,362

		3,204,033

Beverages — 1.3%
Coca-Cola Co. (The)	4,740	280,655
PepsiCo, Inc.	419	72,785

		353,440

Biotechnology — 4.7%
AbbVie, Inc.	2,953	399,836
Amgen, Inc.	294	66,141
Biogen, Inc. *	369	88,531
BioMarin Pharmaceutical, Inc. *	464	40,994
Neurocrine Biosciences, Inc. *	906	77,164
Regeneron Pharmaceuticals, Inc. *	430	271,554
Vertex Pharmaceuticals, Inc. *	1,549	340,160

		1,284,380

Building Products — 0.4%
Trane Technologies plc	536	108,288

Capital Markets — 6.3%
BlackRock, Inc.	351	321,362
Charles Schwab Corp. (The)	1,817	152,810
Goldman Sachs Group, Inc. (The)	412	157,611
Intercontinental Exchange, Inc.	1,347	184,229
Morgan Stanley	2,651	260,222
S&P Global, Inc.	214	100,993

INVESTMENTS	SHARES	VALUE ($)

Capital Markets — continued
State Street Corp.	4,089	380,277
T. Rowe Price Group, Inc.	877	172,453

		1,729,957

Chemicals — 3.5%
Air Products and Chemicals, Inc.	566	172,211
Axalta Coating Systems Ltd. *	6,240	206,669
Celanese Corp.	1,001	168,228
DuPont de Nemours, Inc.	527	42,571
Eastman Chemical Co.	1,150	139,046
FMC Corp.	2,040	224,176

		952,901

Commercial Services & Supplies — 0.3%
Republic Services, Inc.	645	89,945

Construction Materials — 0.5%
Vulcan Materials Co.	653	135,550

Consumer Finance — 1.0%
American Express Co.	881	144,132
Capital One Financial Corp.	981	142,333

		286,465

Containers & Packaging — 0.3%
Ball Corp.	416	40,048
Sealed Air Corp.	815	54,988

		95,036

Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B *	1,139	340,561

Electric Utilities — 1.7%
Edison International	2,507	171,103
Entergy Corp.	403	45,398
FirstEnergy Corp.	1,476	61,387
NextEra Energy, Inc.	1,369	127,810
Xcel Energy, Inc.	1,012	68,512

		474,210

Electrical Equipment — 1.1%
Eaton Corp. plc	1,776	306,928

Entertainment — 1.5%
Activision Blizzard, Inc.	3,385	225,204
Electronic Arts, Inc.	836	110,268
Walt Disney Co. (The) *	518	80,233

		415,705

Equity Real Estate Investment Trusts (REITs) — 2.0%
AvalonBay Communities, Inc.	212	53,549
Host Hotels & Resorts, Inc. *	18,043	313,768
Ventas, Inc.	1,117	57,101
Vornado Realty Trust	2,315	96,906
Weyerhaeuser Co.	852	35,085

		556,409

Food & Staples Retailing — 2.7%
BJ’s Wholesale Club Holdings, Inc. *	1,346	90,142
Performance Food Group Co. *	940	43,137

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN EXCHANGE-TRADED FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Food & Staples Retailing — continued
US Foods Holding Corp. *	13,393	466,478
Walmart, Inc.	996	144,111

		743,868

Food Products — 1.9%
Bunge Ltd.	299	27,915
Lamb Weston Holdings, Inc.	6,079	385,287
Mondelez International, Inc., Class A	1,687	111,865

		525,067

Health Care Equipment & Supplies — 2.5%
Becton Dickinson and Co.	541	136,051
Medtronic plc	1,861	192,520
Zimmer Biomet Holdings, Inc.	2,751	349,487

		678,058

Health Care Providers & Services — 5.7%
Anthem, Inc.	190	88,072
Centene Corp. *	5,947	490,033
Cigna Corp.	1,802	413,793
Humana, Inc.	217	100,658
McKesson Corp.	624	155,108
UnitedHealth Group, Inc.	634	318,357

		1,566,021

Hotels, Restaurants & Leisure — 3.2%
Booking Holdings, Inc. *	111	266,314
McDonald’s Corp.	485	130,014
Royal Caribbean Cruises Ltd. *	6,201	476,857

		873,185

Household Durables — 0.5%
Newell Brands, Inc.	6,617	144,515

Household Products — 0.6%
Procter & Gamble Co. (The)	962	157,364

Industrial Conglomerates — 0.5%
Honeywell International, Inc.	641	133,655

Insurance — 3.7%
Allstate Corp. (The)	375	44,119
American International Group, Inc.	3,823	217,376
Chubb Ltd.	1,039	200,849
Hartford Financial Services Group, Inc. (The)	1,812	125,100
Loews Corp.	966	55,796
Marsh & McLennan Cos., Inc.	368	63,966
MetLife, Inc.	1,566	97,859
Prudential Financial, Inc.	1,130	122,311
Travelers Cos., Inc. (The)	523	81,813

		1,009,189

Interactive Media & Services — 0.9%
Alphabet, Inc., Class C *	81	234,381

IT Services — 0.7%
Fidelity National Information Services, Inc.	610	66,582
International Business Machines Corp.	596	79,661
Sabre Corp. *	6,538	56,161

		202,404

INVESTMENTS	SHARES	VALUE ($)

Machinery — 2.9%
Dover Corp.	1,245	226,092
Parker-Hannifin Corp.	1,395	443,777
Stanley Black & Decker, Inc.	245	46,212
Terex Corp.	601	26,414
Timken Co. (The)	738	51,136

		793,631

Media — 1.3%
Comcast Corp., Class A	7,000	352,310

Metals & Mining — 2.2%
Alcoa Corp.	3,728	222,114
Freeport-McMoRan, Inc.	8,294	346,109
Rio Tinto plc, ADR (Australia)	522	34,943

		603,166

Multiline Retail — 0.7%
Dollar General Corp.	511	120,509
Kohl’s Corp.	1,506	74,381

		194,890

Multi-Utilities — 1.2%
CenterPoint Energy, Inc.	4,795	133,829
CMS Energy Corp.	2,222	144,541
Public Service Enterprise Group, Inc.	680	45,376

		323,746

Oil, Gas & Consumable Fuels — 6.9%
Chevron Corp.	5,100	598,485
ConocoPhillips	4,557	328,924
Diamondback Energy, Inc.	2,315	249,673
EOG Resources, Inc.	2,083	185,033
Hess Corp.	1,683	124,592
Occidental Petroleum Corp.	3,708	107,495
Pioneer Natural Resources Co.	1,294	235,353
Valero Energy Corp.	717	53,854

		1,883,409

Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	9,247	576,551
Eli Lilly & Co.	581	160,484
Johnson & Johnson	1,803	308,439
Merck & Co., Inc.	596	45,677
Organon & Co.	1,493	45,462
Pfizer, Inc.	1,634	96,488

		1,233,101

Road & Rail — 1.2%
CSX Corp.	4,087	153,671
Norfolk Southern Corp.	486	144,687
Union Pacific Corp.	145	36,530

		334,888

Semiconductors & Semiconductor Equipment — 2.5%
Analog Devices, Inc.	1,254	220,416
Lam Research Corp.	81	58,251
NXP Semiconductors NV (China)	743	169,240
Texas Instruments, Inc.	1,223	230,499

		678,406

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	17

JPMorgan Active Value ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software — 0.8%
Microsoft Corp.	654	219,953

Specialty Retail — 2.9%
AutoZone, Inc. *	80	167,711
Gap, Inc. (The)	2,857	50,426
Home Depot, Inc. (The)	456	189,245
Lowe’s Cos., Inc.	627	162,067
O’Reilly Automotive, Inc. *	98	69,211
TJX Cos., Inc. (The)	2,107	159,963

		798,623

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	449	79,729
Seagate Technology Holdings plc	3,222	364,022

		443,751

Textiles, Apparel & Luxury Goods — 1.3%
Kontoor Brands, Inc.	966	49,508
NIKE, Inc., Class B	1,023	170,503
Tapestry, Inc.	3,335	135,401

		355,412

Tobacco — 0.6%
Philip Morris International, Inc.	1,796	170,620

Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. *	760	88,145

Total Common Stocks (Cost $25,534,721)		27,024,818

INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — 1.6%

Investment Companies — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b) (Cost $429,866)	429,866	429,866

Total Investments — 100.0% (Cost $25,964,587)		27,454,684
Other Assets Less Liabilities — 0.0% (c)		11,664

NET ASSETS — 100.0%		27,466,348

Percentages indicated are based on net assets.

Abbreviations

ADR	American Depositary Receipt
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
(c)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN EXCHANGE-TRADED FUNDS	DECEMBER 31, 2021

JPMorgan Equity Premium Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 82.6%
Aerospace & Defense — 0.4%
Northrop Grumman Corp.	59,502	23,031,439

Air Freight & Logistics — 1.3%
United Parcel Service, Inc., Class B	358,119	76,759,226

Banks — 1.6%
US Bancorp	1,092,686	61,376,173
Wells Fargo & Co.	664,346	31,875,321

		93,251,494

Beverages — 3.2%
Coca-Cola Co. (The)	1,295,541	76,708,983
Constellation Brands, Inc., Class A	124,263	31,186,285
PepsiCo, Inc.	443,755	77,084,681

		184,979,949

Biotechnology — 2.7%
AbbVie, Inc.	622,609	84,301,259
Regeneron Pharmaceuticals, Inc. *	53,544	33,814,107
Vertex Pharmaceuticals, Inc. *	183,431	40,281,447

		158,396,813

Building Products — 1.4%
Trane Technologies plc	403,642	81,547,793

Capital Markets — 2.2%
Intercontinental Exchange, Inc.	397,800	54,407,106
S&P Global, Inc.	152,905	72,160,457

		126,567,563

Chemicals — 2.7%
Air Products and Chemicals, Inc.	105,719	32,166,063
Corteva, Inc.	755,329	35,711,955
Linde plc (United Kingdom)	117,909	40,847,215
PPG Industries, Inc.	289,747	49,963,973

		158,689,206

Containers & Packaging — 0.6%
Avery Dennison Corp.	174,414	37,772,840

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B*	185,925	55,591,575

Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.	1,241,027	64,483,763

Electric Utilities — 4.2%
Alliant Energy Corp.	751,648	46,203,802
Duke Energy Corp.	446,769	46,866,068
Evergy, Inc.	508,429	34,883,314
FirstEnergy Corp.	719,139	29,908,991
NextEra Energy, Inc.	825,906	77,106,584
Xcel Energy, Inc.	197,164	13,348,003

		248,316,762

Electrical Equipment — 1.0%
Eaton Corp. plc	342,251	59,147,818

INVESTMENTS	SHARES	VALUE ($)

Entertainment — 0.4%
Netflix, Inc. *	42,507	25,607,917

Equity Real Estate Investment Trusts (REITs) — 3.0%
Camden Property Trust	57,982	10,360,224
Equinix, Inc.	46,103	38,995,761
Prologis, Inc.	310,971	52,355,078
Public Storage	114,470	42,875,883
Sun Communities, Inc.	163,209	34,268,994

		178,855,940

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	85,439	48,503,720
Walmart, Inc.	340,188	49,221,802

		97,725,522

Food Products — 2.5%
Hershey Co. (The)	376,920	72,922,712
Mondelez International, Inc., Class A	1,118,929	74,196,182

		147,118,894

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	174,563	24,567,997
Boston Scientific Corp. *	356,060	15,125,429
Medtronic plc	290,808	30,084,087

		69,777,513

Health Care Providers & Services — 1.9%
Anthem, Inc.	68,267	31,644,485
UnitedHealth Group, Inc.	163,401	82,050,178

		113,694,663

Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.	173,190	46,427,043

Household Products — 2.4%
Kimberly-Clark Corp.	439,793	62,855,216
Procter & Gamble Co. (The)	483,507	79,092,075

		141,947,291

Insurance — 4.0%
Arthur J Gallagher & Co.	399,185	67,729,719
Chubb Ltd.	339,578	65,643,823
Hartford Financial Services Group, Inc. (The)	335,180	23,140,828
Progressive Corp. (The)	777,171	79,776,603

		236,290,973

Interactive Media & Services — 1.5%
Alphabet, Inc., Class A*	30,868	89,425,831

Internet & Direct Marketing Retail — 1.3%
Amazon.com, Inc. *	21,990	73,322,137

IT Services — 6.0%
Accenture plc, Class A	239,239	99,176,528
Automatic Data Processing, Inc.	107,478	26,501,925
International Business Machines Corp.	287,578	38,437,676
Jack Henry & Associates, Inc.	270,122	45,107,673

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	19

JPMorgan Equity Premium Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
IT Services — continued
Mastercard, Inc., Class A	221,879	79,725,562
Visa, Inc., Class A	306,809	66,488,578

		355,437,942

Life Sciences Tools & Services — 1.5%
Thermo Fisher Scientific, Inc.	131,321	87,622,624

Machinery — 2.8%
Deere & Co.	169,336	58,063,621
Otis Worldwide Corp.	440,245	38,332,132
Stanley Black & Decker, Inc.	358,181	67,560,100

		163,955,853

Media — 2.0%
Charter Communications, Inc., Class A * (a)	56,159	36,613,983
Comcast Corp., Class A	1,558,078	78,418,066

		115,032,049

Multiline Retail — 1.3%
Target Corp.	336,942	77,981,856

Multi-Utilities — 3.0%
CenterPoint Energy, Inc.	1,388,032	38,739,973
DTE Energy Co.	760,976	90,967,071
WEC Energy Group, Inc.	449,218	43,605,591

		173,312,635

Oil, Gas & Consumable Fuels — 0.7%
TC Energy Corp. (Canada)	863,059	40,166,766

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	21,594	7,994,099

Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	1,217,664	75,921,351
Eli Lilly & Co.	325,977	90,041,367
Johnson & Johnson	336,347	57,538,881
Merck & Co., Inc.	653,188	50,060,328

		273,561,927

Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	365,795	31,015,758

Road & Rail — 4.3%
Norfolk Southern Corp.	273,234	81,344,494
Old Dominion Freight Line, Inc.	263,502	94,433,847
Union Pacific Corp.	295,649	74,482,852

		250,261,193

Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc.	163,618	28,759,136
Texas Instruments, Inc.	381,106	71,827,048

		100,586,184

Software — 3.1%
Intuit, Inc.	138,120	88,841,546
Microsoft Corp.	279,177	93,892,809

		182,734,355

INVESTMENTS	SHARES	VALUE ($)

Specialty Retail — 3.2%
Best Buy Co., Inc.	198,698	20,187,717
Lowe’s Cos., Inc.	325,769	84,204,771
O’Reilly Automotive, Inc. *	114,409	80,799,068

		185,191,556

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	167,931	29,819,508
Seagate Technology Holdings plc	247,439	27,955,658

		57,775,166

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	352,990	58,832,843

Tobacco — 0.8%
Altria Group, Inc.	474,895	22,505,274
Philip Morris International, Inc.	281,666	26,758,270

		49,263,544

Wireless Telecommunication Services — 0.9%
T-Mobile US, Inc. *	465,110	53,943,458

Total Common Stocks (Cost $4,431,912,856)		4,853,399,773

	PRINCIPAL AMOUNT($)
Equity-Linked Notes — 16.0%
Bank of Montreal, ELN, 47.00%, 1/18/2022, (linked to S&P 500 Index) (Canada) (b)	21,271	101,001,641
Barclays Bank plc, ELN, 48.30%, 1/14/2022, (linked to S&P 500 Index) (United Kingdom) (c)	22,404	105,556,623
BNP Paribas, ELN, 48.00%, 1/21/2022, (linked to S&P 500 Index) (b)	16,832	76,406,225
Credit Suisse AG, ELN, 42.00%, 2/4/2022, (linked to S&P 500 Index) (Switzerland) (b)	20,892	100,953,567
GS Finance Corp., ELN, 50.02%, 1/31/2022, (linked to S&P 500 Index) (b)	19,163	89,911,088
GS Finance Corp., ELN, 60.43%, 1/28/2022, (linked to S&P 500 Index) (b)	18,927	86,467,628
Royal Bank of Canada, ELN, 40.85%, 1/24/2022, (linked to S&P 500 Index) (Canada) (b)	16,986	80,525,127
Royal Bank of Canada, ELN, 55.31%, 1/7/2022, (linked to S&P 500 Index) (Canada) (b)	20,802	90,873,727

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN EXCHANGE-TRADED FUNDS	DECEMBER 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE ($)

Equity-Linked Notes — continued
UBS AG, ELN, 40.24%, 2/7/2022, (linked to S&P 500 Index) (Switzerland) (b)	25,036	120,714,654
UBS AG, ELN, 62.75%, 1/10/2022, (linked to S&P 500 Index) (Switzerland) (b)	21,493	87,714,868

Total Equity-Linked Notes (Cost $952,997,032)		940,125,148

	SHARES
Short-Term Investments — 0.1%

Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d) (e) (Cost $7,798,093)	7,798,093	7,798,093

Total Investments — 98.7% (Cost $5,392,707,981)		5,801,323,014
Other Assets Less Liabilities — 1.3%		78,591,563

NET ASSETS — 100.0%		5,879,914,577

Percentages indicated are based on net assets.

Abbreviations

ELN	Equity-Linked Note

(a)	The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 is $7,583,715.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)

    Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of December 31, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

S&P 500 E-Mini Index	115	03/2022	USD	27,359,938	197,554

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	21

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2021 (Unaudited)

	JPMorgan ActiveBuilders U. S. Large Cap Equity ETF	JPMorgan Active Value ETF	JPMorgan Equity Premium Income ETF
ASSETS:
Investments in non-affiliates, at value	$29,291,860	$27,024,818	$5,793,524,921
Investments in affiliates, at value	64,327	429,866	—
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	—	7,798,093
Cash	4	11	74,405,892
Deposits at broker for futures contracts	19,000	—	1,332,500
Receivables:
Investment securities sold	—	—	140,928,830
Fund shares sold	—	—	39,410,450
Interest from non-affiliates	—	—	20,969,846
Dividends from non-affiliates	16,840	21,669	5,929,547
Securities lending income (See Note 2.C.)	—	—	164
Other assets	—	—	82,519

Total Assets	29,392,031	27,476,364	6,084,382,762

LIABILITIES:
Payables:
Distributions	—	—	42,306,773
Investment securities purchased	—	—	152,734,530
Collateral received on securities loaned (See Note 2.C.)	—	—	7,798,093
Variation margin on futures contracts	125	—	80,472
Accrued liabilities:
Management fees (See Note 3.A.)	4,174	10,016	1,548,317
Other	185	—	—

Total Liabilities	4,484	10,016	204,468,185

Net Assets	$29,387,547	$27,466,348	$5,879,914,577

NET ASSETS:
Paid-in-Capital	$26,962,153	$25,998,786	$5,610,383,749
Total distributable earnings (loss)	2,425,394	1,467,562	269,530,828

Total Net Assets	$29,387,547	$27,466,348	$5,879,914,577

Outstanding number of shares (unlimited number of shares authorized — par value $0.0001)	550,000	525,000	93,100,000

Net asset value, per share	$53.43	$52.32	$63.16

Cost of investments in non-affiliates	$26,802,793	$25,534,721	$5,384,909,888
Cost of investments in affiliates	64,327	429,866	—
Investment securities on loan, at value (See Note 2.C.)	—	—	7,583,715
Cost of investment of cash collateral (See Note 2.C.)	—	—	7,798,093

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN EXCHANGE-TRADED FUNDS	DECEMBER 31, 2021

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

	JPMorgan ActiveBuilders U. S. Large Cap Equity ETF	JPMorgan Active Value ETF	JPMorgan Equity Premium Income ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$—	$130,489,792
Dividend income from non-affiliates	178,874	120,129	28,246,278
Dividend income from affiliates	36	28	6,811
Income from securities lending (net) (See Note 2.C.)	—	—	164

Total investment income	178,910	120,157	158,743,045

EXPENSES:
Management fees (See Note 3.A.)	22,907	28,435	6,752,105
Interest expense to non-affiliates	—	—	625
Other	226	—	25,044

Total expenses	23,133	28,435	6,777,774

Net investment income (loss)	155,777	91,722	151,965,271

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(76,769)	17,645	(141,182,468)
In-kind redemptions of investments in non-affiliates (See Note 4)	—	—	18,481,417
Futures contracts	11,598	—	(4,861,969)

Net realized gain (loss)	(65,171)	17,645	(127,563,020)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	2,489,067	1,490,097	317,902,084
Futures contracts	579	—	218,563

Change in net unrealized appreciation/depreciation	2,489,646	1,490,097	318,120,647

Net realized/unrealized gains (losses)	2,424,475	1,507,742	190,557,627

Change in net assets resulting from operations	$2,580,252	$1,599,464	$342,522,898

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	23

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (Unaudited)

	JPMorgan ActiveBuilders U. S. Large Cap Equity ETF	JPMorgan Active Value ETF
	Period Ended December 31, 2021 (Unaudited) (a)	Period Ended December 31, 2021 (Unaudited) (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$155,777	$91,722
Net realized gain (loss)	(65,171)	17,645
Change in net unrealized appreciation/depreciation	2,489,646	1,490,097

Change in net assets resulting from operations	2,580,252	1,599,464

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(154,858)	(131,902)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	26,962,153	25,998,786

NET ASSETS:
Change in net assets	29,387,547	27,466,348
Beginning of period	—	—

End of period	$29,387,547	$27,466,348

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$26,962,153	$25,998,786
Cost of shares redeemed	—	—

Total change in net assets resulting from capital transactions	$26,962,153	$25,998,786

SHARE TRANSACTIONS:
Issued	550,000	525,000
Redeemed	—	—

Net increase in shares from share transactions	550,000	525,000

(a)	Commencement of operations was July 7, 2021.
(b)	Commencement of operations was October 4, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN EXCHANGE-TRADED FUNDS	DECEMBER 31, 2021

	JPMorgan Equity Premium Income ETF
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$151,965,271	$43,088,958
Net realized gain (loss)	(127,563,020)	(10,834,458)
Change in net unrealized appreciation/depreciation	318,120,647	90,353,453

Change in net assets resulting from operations	342,522,898	122,607,953

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(164,864,757)	(30,358,853)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	3,785,837,349	1,796,253,401

NET ASSETS:
Change in net assets	3,963,495,490	1,888,502,501
Beginning of period	1,916,419,087	27,916,586

End of period	$5,879,914,577	$1,916,419,087

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$3,879,663,133	$1,800,470,830
Cost of shares redeemed	(93,825,784)	(4,217,429)

Total change in net assets resulting from capital transactions	$3,785,837,349	$1,796,253,401

SHARE TRANSACTIONS:
Issued	62,950,000	31,200,000
Redeemed	(1,525,000)	(75,000)

Net increase in shares from share transactions	61,425,000	31,125,000

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	25

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions

JPMorgan ActiveBuilders U. S. Large Cap Equity ETF
July 7, 2021 (f) through December 31, 2021 (Unaudited)	$49.00	$0.29	$4.42		$4.71	$(0.28)	$—	$(0.28)

JPMorgan Active Value ETF
October 4, 2021 (f) through December 31, 2021 (Unaudited)	49.50	0.18	2.89		3.07	(0.18)	(0.07)	(0.25)

JPMorgan Equity Premium Income ETF
Six Months Ended December 31, 2021 (Unaudited)	60.50	2.43	2.77		5.20	(2.54)	—	(2.54)
Year Ended June 30, 2021	50.76	5.17	9.42		14.59	(4.85)	—	(4.85)
May 20, 2020 (f) through June 30, 2020	50.00	0.63	0.13	(h)	0.76	—	—	—

(a)	Annualized for periods less than one year, unless otherwise indicated.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)

Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The closing price was used to calculate the market price return.

(f)	Commencement of operations.
(g)

Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(h)

Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN EXCHANGE-TRADED FUNDS	DECEMBER 31, 2021

		Ratios/Supplemental data
						Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)		Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate (c)

$53.43	$53.47	9.63%	9.71	%(g)	$29,387,547	0.17%	1.15%	16%

52.32	52.35	6.22	6.28	(g)	27,466,348	0.44	1.40	16

63.16	63.19	8.82	8.74		5,879,914,577	0.35	7.82	101
60.50	60.57	30.22	29.90		1,916,419,087	0.35	8.89	195
50.76	50.94	1.52	1.88	(g)	27,916,586	0.35	11.11	13

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	27

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

1. Organization

J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 3 separate funds of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report:

Diversification Classification
JPMorgan ActiveBuilders U.S. Large Cap Equity ETF(1)	Diversified
JPMorgan Active Value ETF(2)	Diversified
JPMorgan Equity Premium Income ETF	Diversified

(1)	Commenced operations on July 7, 2021.
(2)	Commenced operations on October 4, 2021.

The investment objective of JPMorgan ActiveBuilders U.S. Large Cap Equity ETF (“ActiveBuilders U.S. Large Cap Equity ETF”) and JPMorgan Active Value ETF (“Active Value ETF”) is to seek to provide long-term capital appreciation.

The investment objective of JPMorgan Equity Premium Income ETF (“Equity Premium Income ETF”) is to seek current income while maintaining prospects for capital appreciation.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

Shares of each Fund are listed and traded at market price on the NYSE Arca, Inc.

Market prices for the Funds’ shares may be different from their net asset value (“NAV”).

The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units” as shown in the table below:

Shares per Creation Unit
ActiveBuilders U.S. Large Cap Equity ETF	50,000
Active Value ETF	25,000
Equity Premium Income ETF	25,000

Creation Units are issued and redeemed principally in-kind for a basket of securities. A cash amount may be substituted if a Fund has sizeable exposure to market or sponsor restricted securities. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The Funds are investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed

28	J.P. MORGAN EXCHANGE-TRADED FUNDS	DECEMBER 31, 2021

income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Funds are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

ActiveBuilders U. S. Large Cap Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$29,356,187	$—	$—	$29,356,187

Appreciation in Other Financial Instruments
Futures Contracts (a)	$579	$—	$—	$579

(a)	Please refer to the SOI’s for specifics of portfolio holdings.

Active Value ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$27,454,684	$—	$—	$27,454,684

(a)	Please refer to the SOI’s for specifics of portfolio holdings.

Equity Premium Income ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$4,853,399,773	$—	$—	$4,853,399,773
Equity-Linked Notes	—	940,125,148	—	940,125,148
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	7,798,093	—	—	7,798,093

Total Investments in Securities	$4,861,197,866	$940,125,148	$—	$5,801,323,014

Appreciation in Other Financial Instruments
Futures Contracts	$197,554	$—	$—	$197,554

DECEMBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	29

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Funds.

As of December 31, 2021, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Funds also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOI.

The Funds bear the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of December 31, 2021.

	Investment Securities on Loan, at value, Presented on the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Equity Premium Income ETF	$7,583,715	$(7,583,715)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

JPMIM voluntarily waived management fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.12% to 0.06%.

Active Value ETF did not lend out any securities during the six months ended December 31, 2021. ActiveBuilders U.S. Large Cap Equity ETF did not have any securities out on loan at December 31, 2021.

D. Investment Transactions with Affiliates — The Funds invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Funds may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuer listed in the tables below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the tables below.

30	J.P. MORGAN EXCHANGE-TRADED FUNDS	DECEMBER 31, 2021

ActiveBuilders U. S. Large Cap Equity ETF

For the period ended December 31, 2021
Security Description	Value at July 7, 2021 (a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	$—	$24,864,648	$24,800,321	$—	$—	$64,327	64,327	$36	$—

(a)	Commencement of operations was July 7, 2021.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2021.

Active Value ETF

For the period ended December 31, 2021
Security Description	Value at October 4, 2021 (a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	$—	$631,268	$201,402	$—	$—	$429,866	429,866	$28	$—

(a)	Commencement of operations was October 4, 2021.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2021.

Equity Premium Income ETF

For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	$—	$7,798,093	$—	$—	$—	$7,798,093	7,798,093	$49	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	26,638,228	1,250,622,340	1,277,260,568	—	—	—	—	6,811		—

Total	$26,638,228	$1,258,420,433	$1,277,260,568	$—	$—	$7,798,093		$6,860		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

E. Futures Contracts — ActiveBuilders U.S. Large Cap Equity ETF and Equity Premium Income ETF used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to

DECEMBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	31

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The table below discloses the volume of the Funds’ futures contracts activity during the six months ended December 31, 2021:

	ActiveBuilders U.S. Large Cap Equity ETF	Equity Premium Income ETF
Futures Contracts:
Average Notional Balance Long	$112,256	$29,441,755
Average Notional Balance Short	—	10,731,804
Ending Notional Balance Long	47,598	27,359,938

F. Equity-Linked Notes — Equity Premium Income ETF invested in Equity-Linked Notes (“ELNs”). These are hybrid instruments which combine both debt and equity characteristics into a single note form. ELNs’ values are linked to the performance of an underlying index. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily, under procedures adopted by the Board, based on values provided by an approved pricing source. These notes have a coupon which is accrued and recorded as interest income on the Statements of Operations. Changes in the market value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. The Fund realizes a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on transactions from investments in non-affiliates on the Statements of Operations.

As of December 31, 2021, Equity Premium Income ETF had outstanding ELNs as listed on the SOI.

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.

Dividend income is recorded on the ex-dividend date or when the Funds first learn of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

H. Federal Income Taxes — The Funds are treated as a separate taxable entity for Federal income tax purposes. The Funds’ policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of December 31, 2021, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Funds’ Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

I. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least monthly for Equity Premium Income ETF and at least annually for ActiveBuilders U.S. Large Cap Equity ETF and Active Value ETF. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

32	J.P. MORGAN EXCHANGE-TRADED FUNDS	DECEMBER 31, 2021

3. Fees and Other Transactions with Affiliates

A. Management Fee — JPMIM manages the investments of the Funds pursuant to the Management Agreement. For such services, JPMIM is paid a fee, which is accrued daily and paid no more frequently than monthly based on each Fund’s respective average daily net assets at the following rate:

ActiveBuilders U.S. Large Cap Equity ETF	0.17%
Active Value ETF	0.44
Equity Premium Income ETF	0.35

Under the Management Agreement, JPMIM is responsible for substantially all expenses of the Funds, (including expenses of the Trust relating to the Funds), except for the management fee, payments under the Funds’ 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Funds’ business. Additionally, the Funds are responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the Funds’ securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through the Funds’ payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by the Funds exceed the fee payable to the Adviser, the Adviser will reimburse the Funds for such amount.

B. Administration Fee — JPMIM provides administration services to the Funds. Pursuant to the Management Agreement for the Funds, JPMIM is compensated as described in Note 3.A.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.

C. Custodian, Accounting and Transfer Agent Fees — JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.

Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by the Management Agreement.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

D. Distribution Services — The Distributor or its agent distributes Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.

E. Waivers and Reimbursements — The Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds are covered under the Management Agreement as described in Note 3.A.

F. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.

The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended December 31, 2021, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
ActiveBuilders U.S. Large Cap Equity ETF	$29,016,926	$4,516,112
Active Value ETF	28,519,401	4,167,011
Equity Premium Income ETF	4,435,693,492	3,845,574,568

During the six months ended December 31, 2021, there were no purchases or sales of U.S. Government securities.

DECEMBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	33

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

For the six months ended December 31, 2021, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Creations	In-Kind Redemptions
ActiveBuilders U.S. Large Cap Equity ETF	$2,379,994	$—
Active Value ETF	1,164,955	—
Equity Premium Income ETF	3,194,159,812	76,921,448

During the six months ended December 31, 2021, the Funds delivered portfolio securities for the redemption of Fund Shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2021 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ActiveBuilders U.S. Large Cap Equity ETF	$26,867,120	$3,078,792	$589,146	$2,489,646
Active Value ETF	25,964,587	2,053,300	563,203	1,490,097
Equity Premium Income ETF	5,392,707,981	454,847,869	46,035,282	408,812,587

At June 30, 2021, the following Fund had the following net capital loss carryforwards:

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Equity Premium Income ETF	$1,201,736	$531,274

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended June 30, 2021, the following Fund deferred to July 1, 2021 the following net capital losses (gains) of:

	Net Capital Losses (Gains)
	Short-Term	Long-Term
Equity Premium Income ETF	$(4,159,818)	$12,120,508

6. Capital Share Transactions

The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.

Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.

Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of fixed income securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105%, for the Funds, of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.

Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

34	J.P. MORGAN EXCHANGE-TRADED FUNDS	DECEMBER 31, 2021

As of December 31, 2021, the Adviser owns shares representing more than 10% of net assets of the following Funds:

% of Ownership
ActiveBuilders U.S. Large Cap Equity ETF	91%
Active Value ETF	95

Significant shareholder transactions by the Adviser may impact a Fund’s performance.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.

The Funds’ investments in ELNs entail varying degrees of risks. The Funds are subject to loss of their full principal amount. In addition, the ELNs are subject to a stated maximum return which may limit the payment at maturity. The Funds may also be exposed to additional risks associated with structured notes including: counterparty credit risk related to the issuer’s ability to make payment at maturity; liquidity risk related to a lack of liquid market for these notes, preventing the Funds from trading or selling the notes easily; and a greater degree of market risk than other types of debt securities because the investor bears the risk associated with the underlying financial instruments.

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Funds’ investments, increase the Funds’ volatility, negatively impact the Funds’ arbitrage and pricing mechanisms, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on the Funds’ investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

8. Subsequent Event

At its February 2022 meeting, the Trustees approved a change to the Active Value ETF’s net investment income distribution frequency from annually to quarterly.

DECEMBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	35

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on your purchase and sales of Fund shares and (2) ongoing costs, primarily management fees. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period July 1, 2021 and continued to hold your shares at the end of the reporting period, December 31, 2021.

Actual Expenses

For the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value May 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period	Annualized Expense Ratio
JPMorgan ActiveBuilders U. S. Large Cap Equity ETF
Actual (1)	$1,000.00	$1,096.30	$0.87	0.17%
Hypothetical (2)	1,000.00	1,024.35	0.87	0.17

JPMorgan Active Value ETF
Actual (3)	1,000.00	1,062.20	1.11	0.44
Hypothetical (2)	1,000.00	1,022.99	2.24	0.44

JPMorgan Equity Premium Income ETF
Actual (2)	1,000.00	1,088.20	1.84	0.35
Hypothetical (2)	1,000.00	1,023.44	1.79	0.35

(1)

Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 177/365 (to reflect the actual period). The Fund commenced operations on July 7, 2021.

(2)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(3)

Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 88/365 (to reflect the actual period). The Fund commenced operations on October 4, 2021.

36	J.P. MORGAN EXCHANGE-TRADED FUNDS	DECEMBER 31, 2021

BOARD APPROVAL OF INITIAL MANAGEMENT AGREEMENTS

(Unaudited)

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF and JPMorgan Active Value ETF

On March 9-10, 2021 and June 8-9, 2021, the Board of Trustees (the “Board” or the “Trustees”) of JPMorgan Exchange-Traded Funds Trust (the “Trust”) held meetings and approved the initial management agreements (each a “Management Agreement” and collectively, the “Management Agreements”) for the JPMorgan ActiveBuilders U.S. Large Cap Equity ETF and JPMorgan Active Value ETF (the “Funds”), respectively. The meetings were held by videoconference in reliance upon the Division of Investment Management Staff Statement on Fund Board Meetings and Unforeseen or Emergency Circumstances Related to Coronavirus Disease 2019. Each Management Agreement was approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to that Management Agreement or any of their affiliates. In connection with the approval of each Management Agreement, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel. Before voting on the proposed Management Agreement, the Trustees reviewed each Management Agreement with representatives of the Adviser and with counsel to the Trust and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Management Agreements. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed each proposed Management Agreement with independent legal counsel in executive session at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Management Agreement is provided below. The Trustees considered information provided with respect to the Funds and the approval of the Management Agreements. Each Trustee attributed his or her own evaluation of the significance of the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from each Fund under its respective Management Agreement was fair and reasonable and that initial approval of the Management Agreement was in the best interests of each Fund and its potential shareholders.

Summarized below are the material factors considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

In connection with the approval of each Fund’s initial Management Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the Management Agreement, as well as other relevant information furnished for the Trustees, regarding the nature, extent, and quality of services provided by the adviser. Among other things, the Trustees considered:

(i)	The background and experience of the Adviser’s senior management and investment personnel;

(ii)	The qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management each of the Funds;

(iii)	The investment strategy for each Fund, and the infrastructure supporting the portfolio management team;

(iv)	Information about the structure and distribution strategy of each of the Funds and how it fits within the Trust’s other fund offerings;

(v)	The administration services to be provided by the Adviser under the Management Agreement;

(vi)	Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trust and in the financial industry generally;

(vii)	The overall reputation and capabilities of the Adviser and its affiliates;

(viii)	The commitment of the Adviser to provide high quality service to the Funds;

(ix)	Their overall confidence in the Adviser’s integrity;

(x)	The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them; and

(xi)

The Adviser’s business continuity plan, steps the Adviser and its affiliates would be taking to provide services to each Fund during the COVID-19 pandemic and the Adviser’s and its affiliates’ success in continuing to provide services to the other J.P. Morgan ETFs and their shareholders throughout this period.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to each Fund by the Adviser.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits expected to be received by the Adviser and its affiliates as a result of their relationship with each Fund. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex.

DECEMBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	37

BOARD APPROVAL OF INITIAL MANAGEMENT AGREEMENTS

(Unaudited) (continued)

The Trustees also considered the benefits the Adviser is expected to receive as the result of JPMorgan Chase Bank, N.A.’s (“JPMCB”), an affiliate of the Adviser, roles as custodian, fund accountant and transfer agent for the Funds, including the profitability of those arrangements to JPMCB.

Economies of Scale

The Trustees considered the extent to which each Fund will benefit from economies of scale. The Trustees noted that the proposed unitary management fee schedule for each Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when a Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under its Management Agreement in the future. After considering the factors identified above, the Trustees concluded that each Fund’s shareholders will receive the benefits of potential economies of scale.

Fees Relative to Adviser’s Other Clients

The Trustees requested, received and considered information about the nature and extent of investment advisory services and fee rates offered to other investment companies and/or institutional accounts advised by the Adviser in the same asset class as each Fund. The Trustees noted the Adviser’s view that it does not manage other accounts with a substantially similar investment strategy as that of either Fund. The Trustees concluded that the fees to be charged to each Fund in comparison to those charged to such other clients were reasonable.

Investment Performance

The Trustees considered each Fund’s investment strategy and processes, the portfolio management team and competitive positioning against identified peer funds and concluded that the prospects for competitive future performance were acceptable.

Management Fees and Expense Ratios

The Trustees considered that under the Management Agreement, the Adviser will provide advisory and administrative services and will be responsible for substantially all expenses of each Fund (“unitary fee structure”). The Trustees considered the contractual management fee rate that will be paid by each Fund to the Adviser and compared that rate to information prepared by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, providing management fee rates paid by other funds in the same Morningstar category as each Fund. The Trustees also compared the management fee for each Fund to fees charged to other funds managed by the Adviser that are in the same Morningstar category as each Fund. The Trustees also considered the fees paid to JPMCB, for custody, transfer agency and other related services for the Funds and the profitability of these arrangements to JPMCB.

The Trustees considered how each Fund will be positioned against peer funds, as identified by management and/or Broadridge and noted that each Fund’s proposed management fee compared favorably with identified peer funds. The Trustees also noted that because each Fund was not yet operational, no profitability information was available. After considering the factors identified above and other factors, in light of the information, the Trustees concluded that each Fund’s proposed management fee was reasonable.

38	J.P. MORGAN EXCHANGE-TRADED FUNDS	DECEMBER 31, 2021

BOARD APPROVAL OF MANAGEMENT AGREEMENT

(Unaudited)

JPMorgan Equity Premium Income ETF

The Board of Trustees of the JPMorgan Exchange-Traded Fund Trust (the “Trust”) met regularly throughout the year ended December 31, 2021 (the “Board of Trustees” or the “Board”) and considered factors that are relevant to their annual consideration of management agreements at each meeting. The Board also met specifically to consider management agreement annual renewals. The Board of Trustees held meetings on November 9, 2021 and December 14-15, 2021, at which the Trustees considered the continuation of the management agreement (the “Management Agreement”) for JPMorgan Equity Premium Income ETF (the “Fund”). The meetings were held by videoconference in reliance upon the Division of Investment Management Staff Statement on Fund Board Meetings and Unforeseen or Emergency Circumstances Related to Coronavirus Disease 2019. In connection with these meetings, the Board reviewed and considered performance, expense and other information individually for the Fund. The Trustees, including a majority of the Trustees who are not “Interested Persons” (as defined in the 1940 Act) of any party to the Management Agreement or any of their affiliates, approved the continuation of the Management Agreement.

As part of their review of the Management Agreement, the Trustees considered and reviewed performance and other information about the Fund received from the Adviser. This information included the Fund’s performance as compared to the performance of its benchmark and analyses by the Adviser of the Fund’s performance. In addition, in preparation for the December meeting, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, and met with representatives of Broadridge. Before voting on the Management Agreement, the Trustees reviewed the Management Agreement with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Management Agreement. The Trustees also discussed the Management Agreement with independent legal counsel in executive sessions at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve the Management Agreement is provided below. The Trustees considered information provided with respect to the Fund over the course of the year, as well as the materials furnished specifically in connection with this annual renewal process. Each Trustee attributed his or her own evaluation of the significance of the various factors and no factor alone was considered determinative. As part of their review process, the Trustees considered and placed emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation received by the Adviser from the Fund under the Management Agreement was fair and reasonable and that the continuance of the Management Agreement was in the best interests of the Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under its Management Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:

(i)	The background and experience of the Adviser’s senior management and investment personnel;

(ii)	The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund;

(iii)	The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;

(iv)	Information about the structure and distribution strategy of the Fund and how it fits within the Trust’s other fund offerings;

(v)	The administration services provided by the Adviser under the Management Agreement;

(vi)	Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trust and in the financial industry generally;

(vii)	The overall reputation and capabilities of the Adviser and its affiliates;

(viii)	The commitment of the Adviser to provide high quality service to the Fund;

(ix)	Their overall confidence in the Adviser’s integrity;

(x)	The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them; and

(xi)

The Adviser’s business continuity plan and steps the Adviser and its affiliates were taking to provide ongoing services to the Fund during the COVID-19 pandemic, and the Adviser’s and its affiliates’ success in continuing to provide services to the Fund and its shareholders throughout this period.

DECEMBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	39

BOARD APPROVAL OF MANAGEMENT AGREEMENT

(Unaudited) (continued)

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received, reviewed, considered and discussed information regarding the profitability to the Adviser and its affiliates in providing services to the Fund. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using allocation methodologies developed by the Adviser. The Trustees also recognized that it is difficult to make direct comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Adviser under the Management Agreement was not unreasonable in light of the services and benefits provided to the Fund.

The Trustees also considered (i) that under the Management Agreement, the Adviser earns fees from the Fund for providing administrative services and (ii) fees paid to J.P. Morgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, transfer agency and other related services for the Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationships with the Fund. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex.

The Trustees also considered the benefits the Adviser receives as the result of JPMCB’s roles as custodian, fund accountant and transfer agent for the Fund, including the profitability of those arrangements to JPMCB.

Economies of Scale

The Trustees considered the extent to which the Fund benefits from economies of scale. The Trustees noted that the management fee schedule for the Fund does not contain breakpoints. The Trustees considered that shareholders benefited when the Fund was new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreement in the future. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.

Fees Relative to Adviser’s Other Clients

The Trustees requested, received and considered information about the nature and extent of investment advisory services and fee rates offered to other investment companies and/or institutional accounts advised by the Adviser in the same asset class as the Fund. The Trustees noted the Adviser’s view that it does not manage other accounts with substantially similar investment strategies as that of the Fund. The Trustees concluded that the fees charged to the Fund in comparison to those charged to such other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and relative performance information for the Fund in a report prepared by Broadridge. The Trustees considered the total return performance information, which included ranking the Fund within a performance universe made up of funds with the same Morningstar investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting exchange-traded funds in the Fund’s Peer Group and Universe and noted that the Peer Group quintile rankings were not calculated if the number of funds in the Peer Group did not meet a predetermined minimum. The Trustees also considered the Fund’s investment strategy and processes, portfolio management teams and competitive positioning against peer funds, as identified by Broadridge and/or management. As part of this review, the Trustees reviewed the Fund’s performance against its benchmark and considered the Fund’s performance information provided at regular Board meetings by the Adviser. After consideration, the Trustees determined that the Fund’s performance was consistent with its investment objective. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance are summarized below:

The Trustees noted that the Fund’s performance was in the first quintile based upon the Universe for the one-year period ended August 31, 2021. (Broadridge did not calculate a quintile ranking for the Peer Group for this fund.) The Trustees discussed the performance and investment strategy of the Fund with the Adviser and based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

40	J.P. MORGAN EXCHANGE-TRADED FUNDS	DECEMBER 31, 2021

Management Fees and Expense Ratios

The Trustees considered the contractual management fee rate paid by the Fund to the Adviser and compared the rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Morningstar category as the Fund. This review included ranking of the Fund within an expense universe made up of funds with the same Morningstar investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”). The Trustees reviewed a description of Broadridge’s methodology for selecting funds in the Peer Group and Universe, as applicable, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees also reviewed information about other expenses and the total expense ratio for the Fund. The Trustees compared the management fee for the Fund to fees charged to mutual funds and/or institutional accounts with similar investment objectives or in similar asset classes managed by the Adviser. The Trustees recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other accounts. The Trustees considered how the Fund are positioned against peer funds, as identified by management and/or Broadridge and noted that the Fund’s management fee was appropriate as compared to identified peer funds. The Trustees’ determinations as a result of the review of the Fund’s management fees and expense ratios are summarized below:

The Trustees noted that the Fund’s net management fee and actual total expenses were in the first quintile of the Universe. (Broadridge did not calculate a quintile ranking for the Peer Group for this fund.) After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was satisfactory.

DECEMBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	41

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited)

The Trust held a special meeting of shareholders on October 27, 2021, for the purpose of considering and voting upon the election of Trustees:

Trustees were elected by the shareholders of all of the series of the Trust (other than Funds that launched subsequent to the record date), including Active Builders U.S. Large Cap Equity ETF and Equity Premium Income ETF. The results of the voting were as follows:

Votes Received (Amounts in thousands)
Independent Nominee
John F. Finn
In Favor	932,618
Withheld	6,740

Steven P. Fisher
In Favor	937,481
Withheld	1,877

Gary L. French
In Favor	936,343
Withheld	3,014

Kathleen M. Gallagher
In Favor	937,527
Withheld	1,831

Robert J. Grassi
In Favor	936,385
Withheld	2,973

Frankie D. Hughes
In Favor	937,172
Withheld	2,186

Raymond Kanner
In Favor	937,371
Withheld	1,987

Thomas P. Lemke
In Favor	936,312
Withheld	3,046

Votes Received (Amounts in thousands)

Lawrence R. Maffia
In Favor	935,575
Withheld	3,783

Mary E. Martinez
In Favor	937,595
Withheld	1,762

Marilyn McCoy
In Favor	937,226
Withheld	2,132

Dr. Robert A. Oden, Jr.
In Favor	932,572
Withheld	6,785

Marian U. Pardo
In Favor	937,464
Withheld	1,894

Emily A. Youssouf
In Favor	936,422
Withheld	2,936

Interested Nominee
Robert F. Deutsch
In Favor	936,144
Withheld	3,214

Nina O. Shenker
In Favor	937,258
Withheld	2,100

42	J.P. MORGAN EXCHANGE-TRADED FUNDS	DECEMBER 31, 2021

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.

Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2021. All rights reserved. December 2021.	SAN-ETF-1221

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)    (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15

U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant`s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule  30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 3, 2022

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
March 3, 2022